Accounts and Other Receivables - Components of Accounts and Other Receivables (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Receivables [Abstract]
Trade receivables	$ 301.2	$ 336.4
Income taxes receivable	29.6	29.8
Other receivables and advances	26.6	35.6
Provision for doubtful trade receivables	(2.6)	(3.4)	$ (6.1)	$ (4.4)
Total accounts and other receivables	$ 354.8	$ 398.4